SCHEDULE OF WARRANTS MEASURED USING BLACK-SCHOLES MODEL (Details)	Dec. 31, 2020 $ / shares	Jun. 25, 2020 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Warrants price		$ 11.50
Ensysce Biosciences, Inc [Member] | 2019 Warrants [Member] | Measurement Input, Share Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price	$ 0.17
Ensysce Biosciences, Inc [Member] | 2019 Warrants [Member] | Measurement Input, Exercise Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price	$ 0.20
Ensysce Biosciences, Inc [Member] | 2019 Warrants [Member] | Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants term	10 years
Ensysce Biosciences, Inc [Member] | 2019 Warrants [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants measurement input	59.9
Ensysce Biosciences, Inc [Member] | 2019 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants measurement input	1.9